Other Long-Term Liabilities - Based on maximum amounts funded, payments under leases due to lessors (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Other Long-Term Liabilities [Line Items]
Remainder of 2012	$ 30,281
2013	64,646
2014	63,397
2015	127,384
2016	293,351
Thereafter	218,013
Capital leases, future minimum payments due,total	797,072
Less amounts representing: Interest	(125,712)
Capital lease obligation	$ 671,360